Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 178,392,462	$ 432,065,590
Gross Unrealized Gains	3,873,333	3,127,856
Gross Unrealized Losses	2,520,665	37,017,044
Fair Value	179,745,130	398,176,402
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	77,996,980	316,305,125
Gross Unrealized Gains		98,740
Gross Unrealized Losses	2,035,905	33,587,465
Fair Value	75,961,075	282,816,400
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,501,990	16,476,430
Gross Unrealized Gains	824,844	719,825
Gross Unrealized Losses		29,861
Fair Value	13,326,834	17,166,394
State, county and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	84,896,091	96,258,584
Gross Unrealized Gains	3,048,489	2,309,291
Gross Unrealized Losses	360,082	3,140,470
Fair Value	87,584,498	95,427,405
Other investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,997,401	3,025,451
Gross Unrealized Losses	124,678	259,248
Fair Value	$ 2,872,723	$ 2,766,203